Current Liabilities - Convertible Note - Summary of Fair Value of Convertible Notes (Detail)	Jun. 30, 2026 AUD ($)
Note - Liability [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at issuance	$ 4,419,531
Fair value movements	6,286,075
Conversion to ordinary shares	(10,705,606)
Fair value of convertible notes	0
Conversion Feature - Equity [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at issuance	41,431,774
Conversion to ordinary shares	(41,431,774)
Fair value of convertible notes	$ 0